Financial results	12 Months Ended
Dec. 31, 2022
Financial Results
Financial results

28.	Financial results

	2022	2021	2020
Financial income
Interest on financial investments	90,552	36,982	117,564
Others (a)	25,965	11,812	70,426
Financial income	116,517	48,794	187,990

Financial expenses
Interest and costs on loans and financing	(1,063,118)	(896,091)	(727,318)
Interest on leases	(1,316,619)	(880,626)	(818,529)
Interest on the provision for aircraft return	(231,800)	(57,976)	(67,609)
Commissions, bank charges and interest on other operations (c)	(589,002)	(318,570)	(229,024)
Others	(316,345)	(47,782)	(108,631)
Financial expenses	(3,516,884)	(2,201,045)	(1,951,111)

Derivative financial instruments
Conversion right and derivatives - ESN (b)	42,025	200,267	300,266
Other derivative financial instruments	(44,651)	(1,515)	(374,047)
Derivative financial instruments	(2,626)	198,752	(73,781)

Monetary and foreign exchange rate variation, net	1,328,204	(1,588,133)	(3,028,547)

Total	(2,074,789)	(3,541,632)	(4,865,449)
(a)	For the fiscal year ended on December 31, 2022, the amount of R$16,852, refer to PIS and COFINS levied on financial revenues earned, as per Decree 8426 of April 1, 2015 (R$16,791 and 38,533 for the years ended December 31, 2021 and 2020, respectively).
(b)	See Note 30.2 (ESN and Capped call).
(c)	The increase in these expenses in the period is substantially linked to interest on prepayment of receivables in line with sales growth.